Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends | $	$ 0	$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 20.71	$ 20.71
Strike price (in USD per share)	$ 20.71	$ 20.71
Expected volatility	70.00%	70.00%
Award life | shares	6.08	5.5
Risk-free interest rate	82.00%	0.51%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 29.32	$ 32.22
Strike price (in USD per share)	$ 29.32	$ 32.22
Expected volatility		85.00%
Award life | shares		6.08
Risk-free interest rate	1.08%	1.15%